Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Investment activity:
Net appreciation in fair value of investments	$ 83,160,615
Dividend income	6,064,062
Total investment activity	89,224,677
Interest income on notes receivable from participants	891,580
Contributions:
Participant contributions	25,449,973
Employer contributions	17,254,542
Participant rollover contributions	4,230,633
Total contributions	46,935,148
Total additions to net assets	137,051,405
Deductions from net assets attributable to:
Benefits paid to participants	(66,809,794)
Administration expense	(860,866)
Total deductions from net assets	(67,670,660)
Net change in net assets available for benefits prior to transfer	69,380,745
Plan transfer (see Note 1)	(69,845)
Total net change in net assets available for benefits	69,310,900
Net assets available for benefits - beginning of year	602,476,698
Net assets available for benefits - end of year	$ 671,787,598